Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Sep. 30, 2013
Supplemental Disclosure of Cash Flow Information
Schedule of supplemental disclosure of cash flow information

	2013	2012	2011
Cash interest paid	$151,992	$139,768	$129,194
Cash income taxes paid (net of refunds of $30,984 for Fiscal 2011)	$43,241	$73,638	29,688
Non-cash investing and financing information:
Acquisitions accounted for under the purchase method:
Fair value of assets acquired	$111,141	$—	$5,111,188
Liabilities assumed	(28,537)	—	(1,123,379)
Less: Cash acquired	(131)	—	—

Net cash paid	$82,473	$—	$3,987,809

Property, plant and equipment additions included in accounts payable	8,242	11,986	5,524